Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt

	Due Date	2014	2013	2012
1.35% Senior Notes	2017	$699,460	$699,277	$699,091
4.00% Senior Notes	2042	298,595	298,545	298,493
7.375% Debentures	2027	119,369	119,366	129,060
7.45% Debentures	2097	3,500	3,500	3,500
2.02% to 8.00% Promissory Notes	Through 2029	1,791	1,685	2,109
3.125% Senior Notes	2014			499,912
		$1,122,715	$1,122,373	$1,632,165